Investments	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Investments	Investments
HTM Debt Securities
HTM debt securities are comprised of U.S. Treasury bills and notes, Yankee debt securities, and corporate debt securities. HTM debt securities are classified as short-term or long-term based upon the contractual maturity of the underlying investment.

	December 31, 2023
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Accrued Interest
Short-term
US Treasury bills and notes	20,423	6	$—	$20,429	$14
Corporate debt securities	21,736	14	(33)	21,717	209
Yankee debt securities	3,000	—	(8)	2,992	43
Total debt securities due within a year	$45,159	$20	$(41)	$45,138	$266

Total HTM Debt Securities	45,159	20	(41)	45,138	266
The Company regularly reviews held-to-maturity securities for declines in fair values that are determined to be credit related. As of December 31, 2023, the Company did not have an allowance for credit losses related to held-to-maturity securities.
Equity investments
The Company’s equity investments consisted of the following (in thousands):

	As of
	December 31, 2023	December 31, 2022
Equity Method Investment in LanzaJet	$7,066	$10,561
Equity Security Investment in SGLT	14,990	14,990
Total Investment	$22,056	$25,551
LanzaJet
On May 13, 2020, the Company contributed $15,000 in intellectual property in exchange for a 37.5% interest (“Original Interest”) of LanzaJet, Inc. (“LanzaJet”) in connection with an investment agreement (“Investment Agreement”). The Company accounts for the transaction as a revenue transaction with a customer under ASC 606. The licensing and technical support services provided are recognized as a single combined performance obligation satisfied over the expected period of those services, beginning May 2020 through December 2025. During the years ended December 31, 2023, 2022, and 2021, the Company recognized revenue from this arrangement of $2,249, $2,160, and $2,025, respectively, net of intra-entity profit elimination and has associated deferred revenue of $5,375 and $8,062, as of December 31, 2023 and December 31, 2022, respectively. Intra-entity profits related to this arrangement are $437, $527, and $662 for the years ended December 31, 2023, 2022, and 2021, respectively. Intra-entity profits are amortized over a 15-year period through 2034.
Between February 1, 2021 and April 4, 2021, LanzaJet closed two additional rounds of investment which reduced the Company's Original Interest to approximately 23%. In connection with the LanzaJet Note Purchase Agreement as described in Note 15 - Related Party Transactions, LanzaJet issued warrants that are exercisable for $0.01 by the holder when the related funds are drawn by LanzaJet. The warrants held by LanzaTech and other lenders meet the accounting criteria for in-substance common stock at the time the related note commitment is drawn by LanzaJet and the warrants become exercisable. As of December 31, 2023, LanzaTech’s ownership was diluted to 23.06% because LanzaTech received proportionally fewer warrants than the other investors. The Company recorded a gain on dilution of $532. LanzaTech’s ownership is subject to further dilution to 22.38% if LanzaJet draws additional funds committed in the LanzaJet Note Purchase Agreement and the remaining warrants are exercisable by the holders. Under the LanzaJet Investment Agreement, certain other LanzaJet shareholders agreed to make an additional cash investment following the achievement of certain development milestones relating to the demonstration facility. If made, these additional investments would fund the development and operation of commercial facilities that would sublicense the relevant fuel production technology from LanzaJet. Upon the closing of each of the first three of these additional investments and no later than the sublicensing of the relevant facility, LanzaTech has a right to receive additional LanzaJet shares of up to 45 million shares in the aggregate for no additional consideration. To date, these shares have not been issued.
The carrying value of our equity method investment in LanzaJet as of December 31, 2023 and December 31, 2022 was approximately $3,400 and $3,700 less than our proportionate share of our equity method investees’ book values, respectively. The basis differences are largely the result of a difference in the timing of recognition of variable consideration to which we may become entitled in exchange for our contribution of intellectual property to LanzaJet. The variable consideration we may receive will be in the form of additional ownership interests and the majority of the basis difference will reverse in connection with recognition of that variable consideration.
In connection with a sublicense agreement to LanzaJet under our license agreement with Battelle Memorial Institute (“Battelle”), LanzaTech remains responsible for any failure by LanzaJet to pay royalties due to Battelle. The fair value of LanzaTech’s obligation under this guarantee was immaterial as of December 31, 2023 and December 31, 2022.
SGLT
On September 28, 2011, the Company contributed RMB 25,800 (approx. $4,000) in intellectual property in exchange for 30% of the registered capital of Beijing Shougang LanzaTech Technology Co., LTD (“SGLT”).
As of December 31, 2021, the Company’s interest in SGLT’s registered capital is approximately 10.01%. As the result of the admittance of new investors, the Company recognized a gain from dilution of $3,048 during the year ended December 31, 2021. On April 29, 2022, SGLT closed a round of financing which reduced the Company's ownership to 9.31% and resulted in the recognition of gain from dilution of $3,368. As of September 30, 2022, the Company no longer had significant influence over the operating and financial policies of SGLT due to the significant and sustained decrease in SGLT's technological dependence on LanzaTech. As such, the Company ceased applying the equity method and from October 1, 2022 and forward, the Company accounts for its investment in equity security of SGLT using the alternative measurement principals as permitted under ASC 321, Investments - Equity Securities, because SGLT's fair value is not readily determinable. For the year ended December 31, 2023, there was no change in the value of the investment in SGLT.
As of December 31, 2023, 2022, and 2021, there were no impairments of equity investments. During the years ended December 31, 2023, 2022, and 2021 the Company received no dividends from equity investments. See Note 15 - Related Party Transactions, for information on revenues, accounts receivable, contract assets and purchases and open accounts payable with its equity investments.
The following table presents summarized aggregated financial information of the equity method investments:

	Year Ended December 31,
	2023	2022	2021
Selected Statement of Operations Information(1):
Revenues	4,542	40,985	40,244
Gross profit	2,526	7,319	(5,703)
Net loss	(14,881)	(6,221)	(9,695)
Net loss attributable to the Company	(3,432)	(1,422)	(1,606)

	Year Ended December 31,
	2023	2022
Selected Balance Sheet Information(2):
Current assets	79,843	72,711
Non-current assets	185,720	114,736
Current liabilities	44,145	15,534
Non-current liabilities	175,899	114,934
__________________
(1)As of September 30, 2022 the Company no longer accounts for the investment in SGLT under the equity method. As such, the 2022 income statement amounts reflect SGLT activity for the nine months ended September 30, 2022 and LanzaJet activity for the year ended December 31, 2022. The 2023 income statement amounts reflect LanzaJet activity for the year ended December 31, 2023.
(2)The balance sheet information reflects LanzaJet as of December 31, 2023 and 2022.
As of December 31, 2023, 2022, and 2021, there were no impairments of equity method investees. During 2023, 2022, and 2021, the Company received no dividends from equity method investments. See Note 15 - Related Party Transactions, for information on sales, accounts receivable, contract assets and purchases and open accounts payable with equity method investees.